Oil and Gas Activities (Unaudited) - Net Changes in Capitalized Costs That Are Not Being Depleted Pending Determination of Proved Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Capitalized Costs of Unproved Properties Excluded from Amortization [Roll Forward]
Fiscal year beginning balance	$ 20,369	$ 21,845
Additions to capitalized costs	361	8,321
Assets sold or held for sale	(16,773)	(680)
Reclassified to producing properties	0	(8,973)
Charged to expense	(3,429)	(20)
Exchange adjustment	(159)	(124)
Fiscal year closing balance	369	20,369
United States
Capitalized Costs of Unproved Properties Excluded from Amortization [Roll Forward]
Fiscal year beginning balance	19,029	19,955
Additions to capitalized costs	361	8,047
Assets sold or held for sale	(15,961)	0
Reclassified to producing properties	0	(8,973)
Charged to expense	(3,429)	0
Exchange adjustment	0	0
Fiscal year closing balance	0	19,029
Australia
Capitalized Costs of Unproved Properties Excluded from Amortization [Roll Forward]
Fiscal year beginning balance	0	0
Additions to capitalized costs	0	0
Assets sold or held for sale	0	0
Reclassified to producing properties	0	0
Charged to expense	0	0
Exchange adjustment	0	0
Fiscal year closing balance	0	0
United Kingdom
Capitalized Costs of Unproved Properties Excluded from Amortization [Roll Forward]
Fiscal year beginning balance	1,340	1,890
Additions to capitalized costs	0	274
Assets sold or held for sale	(812)	(680)
Reclassified to producing properties	0	0
Charged to expense	0	(20)
Exchange adjustment	(159)	(124)
Fiscal year closing balance	$ 369	$ 1,340